Vessels in Operation	6 Months Ended
Jun. 30, 2014
Vessels In Operation
Vessels in Operation
3.	Vessels in Operation

	Vessel	Drydocking	Total
Cost
December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971
Additions	350,475	2,277,898	2,628,373
Transfer from vessels under construction	52,295,224	650,000	52,945,224
Disposals	—	(833,333)	(833,333)

June 30, 2014	$1,200,524,153	$16,180,082	$1,216,704,235

Accumulated Depreciation
December 31, 2013	$128,760,113	$6,977,307	$135,737,420
Charge for the period	20,224,725	1,864,440	22,089,165
Disposals for the period	—	(833,333)	(833,333)

June 30, 2014	$148,984,838	$8,008,414	$156,993,252

Net Book Value
June 30, 2014	$1,051,539,315	$8,171,668	$1,059,710,983

December 31, 2013	$1,019,118,341	$7,108,210	$1,026,226,551

On June 20, 2014, Navigator Atlas, the first of the 21,000 cubic meter semi-refrigerated ethylene-capable gas carriers being built at Jiangnan shipyard in China was delivered.

The net book value of vessels that serve as collateral for the Company’s bank loans was $922,807,901 at June 30, 2014.

Vessels Under Construction
Vessels in Operation
4.	Vessels Under Construction

	2013	2014
Vessels under construction at January 1	$20,110,888	60,197,486

Payments to shipyard	38,124,000	84,926,000
Transfer to vessels in operation	—	(52,945,224)
Other payments including site team costs and initial stores	1,962,598	3,382,704

Vessels under construction at December 31 / June 30	$60,197,486	$95,560,966